Subordinated Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Subordinated Liabilities

	Group
	2018 £m	2017 £m
£325m Sterling Preference Shares	344	344
£175m Fixed/Floating Rate Tier One Preferred Income Capital Securities	–	2
Undated subordinated liabilities	574	584
Dated subordinated liabilities	2,683	2,863

	3,601	3,793

Summary of Undated Subordinated Liabilities

	Group
	First call date	2018 £m	2017 £m
10.0625% Exchangeable capital securities	n/a	205	205
7.375% 20 Year Step-up perpetual callable subordinated notes	2020	16	17
7.125% 30 Year Step-up perpetual callable subordinated notes	2030	353	362

		574	584

Summary of Dated Subordinated Liabilities

Dated subordinated liabilities

		Group
	Maturity	2018 £m	2017 £m
10.125% Subordinated guaranteed bonds	2023	–	78
9.625% Subordinated notes	2023	–	129
5% Subordinated notes (US$1,500m)	2023	1,173	1,103
4.75% Subordinated notes (US$1,000m)	2025	791	745
7.95% Subordinated notes (US$1,000m)	2029	278	275
6.50% Subordinated notes	2030	38	40
8.963% Subordinated notes (US$1,000m)	2045	–	113
5.875% Subordinated notes	2031	9	9
5.625% Subordinated notes (US$500m)	2045	394	371

		2,683	2,863